Combined Prospectus	Dec. 30, 2025 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, $0.001 par value
Amount of Securities Previously Registered | shares	7,000,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 7,000,000,000.00
Form Type	N-2
File Number	333-280139
Initial Effective Date	Jun. 12, 2024
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, $0.001 par value
Amount of Securities Previously Registered | shares	4,000,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 4,000,000,000.00
Form Type	N-2
File Number	333-270667
Initial Effective Date	Jun. 30, 2023
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, $0.001 par value
Amount of Securities Previously Registered | shares	4,000,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 4,000,000,000.00
Form Type	N-2
File Number	333-259453
Initial Effective Date	Jan. 26, 2022